Earnings Per Share (Details) - Schedule of anti-dilutive securities excluded from calculation of diluted earnings per share - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,534
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,278
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	756
Restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	500